Finance cost	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Finance cost

6	Finance cost

	2026 USD	2025 USD
Imputed interest expense on related party loan (note a)	184,172	134,193
Fair value gain on marketable securities (note b)	(16,546)	-
Bank interest expense	131	-
	167,757	134,193

Notes:

a.	IMC has a related party loan with the UBO, which is interest-free. In accordance with IFRS 9 Financial Instruments, the loan has been measured initially at fair value and is subsequently measured at amortized cost using the effective interest method.

To determine the market-based discount rate appropriate for valuing this interest-free loan, management exercised judgement and estimated a market interest rate of 8% per annum, based on prevailing borrowing rates within the rare earth mineral mining industry and the maturity of the business.

b.	Marketable securities comprise investments in liquid money market funds, classified as financial assets at FVTPL under IFRS 9 and the fair value gain represents the fluctuation in the funds’ net asset values as determined using quoted price in active market. During the year, fair value gain of $16,546 (2025: $Nil) was recognized in profit or loss within finance costs.